Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Zacks Trust
Entity Central Index Key	0001760588
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000244046
Shareholder Report [Line Items]
Fund Name	Zacks All-Cap Core Fund
Class Name	Institutional Class
Trading Symbol	CZOVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Zacks All-Cap Core Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.
Additional Information Phone Number	1-888 775-8351
Additional Information Website	https://zacksfunds.com/forms-and-resources.php#FundReports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	1.00%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
AssetsNet	$ 30,437,094
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 61,572
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$30,437,094
Number of Portfolio Holdings	112
Advisory Fee (net of waivers)	$61,572
Portfolio Turnover	9%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.4%
Money Market Funds	4.6%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Materials	0.3%
Real Estate	1.1%
Energy	2.7%
Utilities	3.0%
Money Market Funds	4.6%
Consumer Staples	5.6%
Industrials	9.4%
Consumer Discretionary	9.4%
Health Care	10.6%
Communications	11.9%
Financials	12.6%
Technology	29.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	5.7%
Federated Hermes Treasury Obligations Fund, Institutional Class	4.6%
Microsoft Corporation	3.8%
Meta Platforms, Inc., Class A	3.7%
Apple, Inc.	3.3%
Amazon.com, Inc.	3.0%
Alphabet, Inc., Class A	2.7%
Netflix, Inc.	1.9%
JPMorgan Chase & Company	1.8%
Walmart, Inc.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.
C000244048
Shareholder Report [Line Items]
Fund Name	Zacks Dividend Fund
Class Name	Institutional Class
Trading Symbol	ZDIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Zacks Dividend Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.
Additional Information Phone Number	1-888 775-8351
Additional Information Website	https://zacksfunds.com/forms-and-resources.php#FundReports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$52	1.05%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%
AssetsNet	$ 117,235,229
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 454,652
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$117,235,229
Number of Portfolio Holdings	72
Advisory Fee (net of waivers)	$454,652
Portfolio Turnover	5%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.3%
Money Market Funds	2.7%

Sector Weighting (% of net assets)

Value	Value
Materials	0.6%
Money Market Funds	2.7%
Utilities	3.8%
Consumer Discretionary	4.0%
Real Estate	4.2%
Communications	4.2%
Energy	6.2%
Consumer Staples	11.9%
Health Care	12.1%
Technology	12.5%
Industrials	14.7%
Financials	23.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	4.9%
Microsoft Corporation	3.6%
Philip Morris International, Inc.	2.9%
Procter & Gamble Company (The)	2.8%
Parker-Hannifin Corporation	2.7%
Federated Hermes Treasury Obligations Fund, Institutional Class	2.7%
Exxon Mobil Corporation	2.6%
Walmart, Inc.	2.5%
Home Depot, Inc. (The)	2.4%
Cisco Systems, Inc.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.
C000244047
Shareholder Report [Line Items]
Fund Name	Zacks Dividend Fund
Class Name	Investor Class
Trading Symbol	ZDIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Zacks Dividend Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.
Additional Information Phone Number	1-888 775-8351
Additional Information Website	https://zacksfunds.com/forms-and-resources.php#FundReports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$64	1.30%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.30%
AssetsNet	$ 117,235,229
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 454,652
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$117,235,229
Number of Portfolio Holdings	72
Advisory Fee (net of waivers)	$454,652
Portfolio Turnover	5%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.3%
Money Market Funds	2.7%

Sector Weighting (% of net assets)

Value	Value
Materials	0.6%
Money Market Funds	2.7%
Utilities	3.8%
Consumer Discretionary	4.0%
Real Estate	4.2%
Communications	4.2%
Energy	6.2%
Consumer Staples	11.9%
Health Care	12.1%
Technology	12.5%
Industrials	14.7%
Financials	23.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	4.9%
Microsoft Corporation	3.6%
Philip Morris International, Inc.	2.9%
Procter & Gamble Company (The)	2.8%
Parker-Hannifin Corporation	2.7%
Federated Hermes Treasury Obligations Fund, Institutional Class	2.7%
Exxon Mobil Corporation	2.6%
Walmart, Inc.	2.5%
Home Depot, Inc. (The)	2.4%
Cisco Systems, Inc.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.
C000244050
Shareholder Report [Line Items]
Fund Name	Zacks Small-Cap Core Fund
Class Name	Institutional Class
Trading Symbol	ZSCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Zacks Small-Cap Core Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.
Additional Information Phone Number	1-888 775-8351
Additional Information Website	https://zacksfunds.com/forms-and-resources.php#FundReports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Insitutional	$53	1.14%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.14%
AssetsNet	$ 27,570,610
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 80,500
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$27,570,610
Number of Portfolio Holdings	100
Advisory Fee (net of waivers)	$80,500
Portfolio Turnover	53%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
To Be Classified	1.0%
Consumer Staples	1.0%
Energy	2.2%
Communications	2.4%
Materials	4.9%
Consumer Discretionary	5.8%
Real Estate	7.3%
Health Care	8.8%
Technology	11.2%
Industrials	23.7%
Financials	30.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Itron, Inc.	2.1%
Carpenter Technology Corporation	2.1%
Comfort Systems USA, Inc.	2.0%
Federal Signal Corporation	2.0%
SPX Technologies, Inc.	2.0%
Alexander & Baldwin, Inc.	2.0%
1st Source Corporation	2.0%
Olo, Inc.	1.9%
HBT Financial, Inc.	1.9%
Bank of NT Butterfield & Son Ltd. (The)	1.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.
C000244049
Shareholder Report [Line Items]
Fund Name	Zacks Small-Cap Core Fund
Class Name	Investor Class
Trading Symbol	ZSCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Zacks Small-Cap Core Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.
Additional Information Phone Number	1-888 775-8351
Additional Information Website	https://zacksfunds.com/forms-and-resources.php#FundReports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$65	1.39%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.39%
AssetsNet	$ 27,570,610
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 80,500
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$27,570,610
Number of Portfolio Holdings	100
Advisory Fee (net of waivers)	$80,500
Portfolio Turnover	53%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
To Be Classified	1.0%
Consumer Staples	1.0%
Energy	2.2%
Communications	2.4%
Materials	4.9%
Consumer Discretionary	5.8%
Real Estate	7.3%
Health Care	8.8%
Technology	11.2%
Industrials	23.7%
Financials	30.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Itron, Inc.	2.1%
Carpenter Technology Corporation	2.1%
Comfort Systems USA, Inc.	2.0%
Federal Signal Corporation	2.0%
SPX Technologies, Inc.	2.0%
Alexander & Baldwin, Inc.	2.0%
1st Source Corporation	2.0%
Olo, Inc.	1.9%
HBT Financial, Inc.	1.9%
Bank of NT Butterfield & Son Ltd. (The)	1.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.